Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Compensation Table

	Summary Compensation Table Total for Albert Chao (CEO)($)		Summary Compensation Table Total for Gilson (CEO)($)	Compensation Actually Paid to Albert Chao (CEO)($) (3)	Compensation Actually Paid to Gilson (CEO)($) (3)	Avg. Summary Compensation Table Total for Non-CEO NEOs($)		Avg. Compensation Actually Paid to Non-CEO NEOs($) (4)		Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($) (6)	Economic Value Added (EVA) (in millions) ($) (7)
Year (1)										Total Shareholder Return($)	Peer Group Total Shareholder Return($) (5)
2024	10,923,881		4,261,975	4,981,732	3,600,950	4,631,593		2,632,294		175.43	146.15	647	(168)
2023	11,971,486		—	22,752,624	—	6,043,960	(2)	11,301,095	(2)	211.07	146.45	522	18
2022	12,242,340	(2)	—	17,700,713	—	5,431,437		7,237,933		152.53	131.89	2,297	1,545
2021	10,401,407	(2)	—	14,034,003	—	4,029,808		5,271,240		142.78	148.63	2,070	1,594
2020	10,927,684	(2)	—	13,992,911	—	4,405,384		5,541,162		118.48	118.05	373	(329)

(1)	For each respective year, our CEOs and Non-CEO NEOs included in the table above reflect the following individuals:

Year	CEO	Non-CEO NEOs
2024	Albert Chao and Jean-Marc Gilson	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2023	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2022	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Roger L. Kearns
2021	Albert Chao	James Chao, M. Steven Bender, Robert F. Buesinger and Roger L. Kearns
2020	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Roger L. Kearns

(2)	These amounts have been revised to align with amounts reported in the Summary Compensation Table for the relevant fiscal year.
(3)
The table below details the adjustments made to the Summary Compensation Table totals for the CEOs, Messrs. Albert Chao and Gilson, to arrive at the “compensation actually paid to the CEO”. Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date (ranging from $114.51 to $144.49 for the measurement dates used to calculate compensation actually paid for 2024), risk-free interest rate (ranging from 4.25% to 4.98% for the measurement dates used to calculate compensation actually paid for 2024), expected life (ranging from 1.0 to 4.9 years for the measurement dates used to calculate compensation actually paid for 2024), expected volatility of the price of our Common Stock (ranging from 37.4% to 38.3% for the measurement dates used to calculate compensation actually paid for 2024), and expected dividend yield (ranging from 1.2% to 1.8% for the measurement dates used to calculate compensation actually paid for 2024). Restricted stock unit fair values are calculated at each measurement date based on the closing stock price of our Common Stock as of the measurement date (ranging from $28.07 to $61.71 for the measurement dates used to calculate compensation actually paid for 2024). Performance stock unit fair values are calculated using a Monte Carlo simulation model, consistent with the approach used to value the awards at the grant date. Performance stock unit fair values as of each measurement date were determined using updated assumptions (risk-free interest rate (ranging from 4.16% to 4.25% for the measurement dates used to calculate compensation actually paid for 2024), volatility of the price of our Common Stock (32% for the measurement dates used to calculate compensation actually paid for 2024), the closing price of our Common Stock on the measurement date ($114.65 for the measurement dates used to calculate compensation actually paid for 2024), volatilities of the prices of the stocks of the peer group companies, and the correlations of returns of our Common Stock and the stocks of the peer group companies to simulate total shareholder returns and their resulting impact on the payout percentages).

Adjustments to Determine Compensation Actually Paid for Albert Chao (CEO)	2020($)	2021($)	2022($)	2023($)	2024($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(3,924,557)	(3,942,425)	(4,610,575)	(4,819,447)	(5,258,082)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(1,714,282)	(1,714,275)	(1,943,071)	(2,030,507)	(2,313,270)
Increase for fair value of awards granted during year that remain unvested as of year-end	8,042,295	5,975,457 (2)	6,450,231 (2)	8,017,221	5,006,733
Increase for fair value of awards granted during year that vest during year	—	—	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	905,082	3,032,940	4,727,267	6,594,832	(3,655,601)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(243,312)	280,899	834,520	3,019,039	278,071
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—	—	—

Total Adjustments	3,065,227	3,632,595	5,458,371	10,781,138	(5,942,149)

Adjustments to Determine Compensation Actually Paid for Gilson (CEO)	2024($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(3,000,000)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—
Increase for fair value of awards granted during year that remain unvested as of year-end	2,338,975
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	(661,025)

(4)
The average Summary Compensation Table totals for
Non-CEO
NEOs are adjusted to arrive at the average compensation actually paid to the
Non-CEO
NEOs each year using the same methodology as described for the CEOs and as indicated in the table below for 2024. Stock option fair values, restricted stock unit fair values, and performance stock unit fair values are calculated using the same methodology as described for the CEOs.

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2020($)	2021($)	2022($)	2023($)		2024($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,758,932)	(1,510,334)	(2,205,533)	(3,006,741	) (2)	(1,691,599)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(628,492)	(564,340)	(613,436)	(687,480)		(744,203)
Increase for fair value of awards granted during year that remain unvested as of year-end	3,345,372	2,072,884 (2)	2,617,143 (2)	4,402,867		1,974,978
Increase for fair value of awards granted during year that vest during year	—	—	—	—		—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	317,739	1,142,322	1,711,046	3,470,786		(1,643,184)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(139,909)	100,900	297,275	1,077,703		104,709
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—		—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—	—		—

Total Adjustments	1,135,778	1,241,432	1,806,495	5,257,135		(1,999,299)

(5)
The peer group for fiscal year 2024 is the S&P 500 Chemicals Industry GICS Level 3 Index (“S&P 500 Chemicals”). In fiscal years 2020 through 2022, the Company’s selected peer group was the Chicago Board Options Exchange S&P Chemicals Index, or CEX, which was discontinued on September 13, 2023. As a result, in 2023 the Company replaced the CEX with the S&P 500 Chemicals for fiscal year 2023 for purposes of the
Pay-Versus-Performance
Compensation Table and the graph below. The companies included in the S&P 500 Chemicals and CEX were generally the same at each measurement date. Accordingly, the cumulative total returns for the S&P 500 Chemicals and CEX were highly correlated through September 13, 2023, the date that the CEX was discontinued, although the cumulative total return of the S&P 500 Chemicals was marginally higher at each measurement date.

(6)
Net income for fiscal years 2020, 2021, 2022, and 2023 show net income, including net income attributable to noncontrolling interests, as reported in the Company’s audited financial statements for the applicable fiscal year.

(7)
EVA generated by the Company was determined by subtracting from the Company’s net operating profit after taxes (“NOPAT”) a charge of 8.75% of the capital employed to generate the profit. The 8.75% capital charge represents the Company’s estimate of its weighted average cost of debt and equity capital. EVA is solely a measure used by the Company under its compensation programs. It is not the same as the corresponding accounting measures calculated in accordance with U.S. GAAP for financial reporting purposes and is not intended to reflect the Company’s performance for any purpose other than determination of bonuses awarded under the AIP, the QIP and the amount of performance stock units earned. NOPAT is adjusted to account for any amortization of intangibles, acquisition-related integration and transaction costs, adjustments associated with acquisitions, impairment and restructuring costs (together,
“non-operating
impacts”) amortized over a period commensurate with the period which the Company realizes benefits, and noncontrolling interests. Capital employed represents the Company’s total assets minus cash, restricted cash, current liabilities (but excluding the current portion of long-term debt) and pensions and other post-retirement benefits. Capital employed is adjusted to remove the impact of significant capital projects, non-controlling
interests, the difference between an acquired company’s opening balance sheet and the purchase price for such acquired company, any impact based on the Company’s actual taxes paid as compared to the long-term expected cash tax rate used for NOPAT and adding back historical adjustments to NOPAT based on non-operating
impacts.

Company Selected Measure Name	Economic Value Added (EVA)
Named Executive Officers, Footnote
(1)	For each respective year, our CEOs and Non-CEO NEOs included in the table above reflect the following individuals:

Year	CEO	Non-CEO NEOs
2024	Albert Chao and Jean-Marc Gilson	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2023	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Robert F. Buesinger
2022	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Roger L. Kearns
2021	Albert Chao	James Chao, M. Steven Bender, Robert F. Buesinger and Roger L. Kearns
2020	Albert Chao	James Chao, M. Steven Bender, L. Benjamin Ederington and Roger L. Kearns

Peer Group Issuers, Footnote	The peer group for fiscal year 2024 is the S&P 500 Chemicals Industry GICS Level 3 Index (“S&P 500 Chemicals”). In fiscal years 2020 through 2022, the Company’s selected peer group was the Chicago Board Options Exchange S&P Chemicals Index, or CEX, which was discontinued on September 13, 2023. As a result, in 2023 the Company replaced the CEX with the S&P 500 Chemicals for fiscal year 2023 for purposes of the
Pay-Versus-Performance
	Compensation Table and the graph below. The companies included in the S&P 500 Chemicals and CEX were generally the same at each measurement date. Accordingly, the cumulative total returns for the S&P 500 Chemicals and CEX were highly correlated through September 13, 2023, the date that the CEX was discontinued, although the cumulative total return of the S&P 500 Chemicals was marginally higher at each measurement date.
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for Albert Chao (CEO)	2020($)	2021($)	2022($)	2023($)	2024($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(3,924,557)	(3,942,425)	(4,610,575)	(4,819,447)	(5,258,082)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(1,714,282)	(1,714,275)	(1,943,071)	(2,030,507)	(2,313,270)
Increase for fair value of awards granted during year that remain unvested as of year-end	8,042,295	5,975,457 (2)	6,450,231 (2)	8,017,221	5,006,733
Increase for fair value of awards granted during year that vest during year	—	—	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	905,082	3,032,940	4,727,267	6,594,832	(3,655,601)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(243,312)	280,899	834,520	3,019,039	278,071
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—	—	—

Total Adjustments	3,065,227	3,632,595	5,458,371	10,781,138	(5,942,149)

Adjustments to Determine Compensation Actually Paid for Gilson (CEO)	2024($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(3,000,000)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—
Increase for fair value of awards granted during year that remain unvested as of year-end	2,338,975
Increase for fair value of awards granted during year that vest during year	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—
Deduction of fair value of awards granted prior to year that were forfeited during year	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—

Total Adjustments	(661,025)

Non-PEO NEO Average Total Compensation Amount	$ 4,631,593	$ 6,043,960	$ 5,431,437	$ 4,029,808	$ 4,405,384
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,632,294	11,301,095	7,237,933	5,271,240	5,541,162
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation Actually Paid for Non-CEO NEOs	2020($)	2021($)	2022($)	2023($)		2024($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,758,932)	(1,510,334)	(2,205,533)	(3,006,741	) (2)	(1,691,599)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	(628,492)	(564,340)	(613,436)	(687,480)		(744,203)
Increase for fair value of awards granted during year that remain unvested as of year-end	3,345,372	2,072,884 (2)	2,617,143 (2)	4,402,867		1,974,978
Increase for fair value of awards granted during year that vest during year	—	—	—	—		—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	317,739	1,142,322	1,711,046	3,470,786		(1,643,184)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(139,909)	100,900	297,275	1,077,703		104,709
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—		—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—	—		—

Total Adjustments	1,135,778	1,241,432	1,806,495	5,257,135		(1,999,299)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s fiscal year 2024 performance.
Key Performance Measures
Economic Value Added (“EVA”)
Total Shareholder Return (“TSR”)
EVA Rate of Return
Relative TSR

Total Shareholder Return Amount	$ 175.43	211.07	152.53	142.78	118.48
Peer Group Total Shareholder Return Amount	146.15	146.45	131.89	148.63	118.05
Net Income (Loss)	$ 647,000,000	$ 522,000,000	$ 2,297,000,000	$ 2,070,000,000	$ 373,000,000
Company Selected Measure Amount	(168,000,000)	18,000,000	1,545,000,000	1,594,000,000	(329,000,000)
Stock Option Fair Values Measurement Date Minimum	$ 114.51
Stock Option Fair Values Measurement Date Maximum	$ 144.49
Stock Option Fair Values Risk Free Interest Rate Minimum	4.25%
Stock Option Fair Values Risk Free Interest Rate Maximum	4.98%
Stock Option Fair Values Of Expected Life Minimum	1 year
Stock Option Fair Values Of Expected Life Maximum	4 years 10 months 24 days
Stock Option Fair Values Of Expected Dividend Yield Minimum	1.20%
Stock Option Fair Values Of Expected Dividend Yield Maximum	1.80%
Stock Option Fair Values Of Expected Volatility Of The Price Minimum	37.40%
Stock Option Fair Values Of Expected Volatility Of The Price Maximum	38.30%
Restricted Stock Unit Fair Values Of Common Stock As Of The Measurement Minimum	$ 28.07
Restricted Stock Unit Fair Values Of Common Stock As Of The Measurement Maximum	$ 61.71
Performance Stock Unit Fair Values Of RiskFree Interest Rate Minimum	4.16%
Performance Stock Unit Fair Values Of RiskFree Interest Rate Maximum	4.25%
Performance Stock Unit Fair Values Of Volatility Of Common Stock	32.00%
Performance Stock Unit Fair Values Of Closing Price	$ 114.65
Measure:: 1
Pay vs Performance Disclosure
Name	Economic Value Added (“EVA”)
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 3
Pay vs Performance Disclosure
Name	EVA Rate of Return
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Albert Chao [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,923,881	$ 11,971,486	$ 12,242,340	$ 10,401,407	$ 10,927,684
PEO Actually Paid Compensation Amount	$ 4,981,732	22,752,624	17,700,713	14,034,003	13,992,911
PEO Name	Messrs. Albert Chao
Jean-Marc Gilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,261,975	0	0	0	0
PEO Actually Paid Compensation Amount	$ 3,600,950	0	0	0	0
PEO Name	Gilson
PEO | Albert Chao [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,942,149)	10,781,138	5,458,371	3,632,595	3,065,227
PEO | Albert Chao [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,006,733	8,017,221	6,450,231	5,975,457	8,042,295
PEO | Albert Chao [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Albert Chao [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,655,601)	6,594,832	4,727,267	3,032,940	905,082
PEO | Albert Chao [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,071	3,019,039	834,520	280,899	(243,312)
PEO | Albert Chao [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Albert Chao [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Albert Chao [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,258,082)	(4,819,447)	(4,610,575)	(3,942,425)	(3,924,557)
PEO | Albert Chao [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,313,270)	(2,030,507)	(1,943,071)	(1,714,275)	(1,714,282)
PEO | Jean-Marc Gilson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(661,025)
PEO | Jean-Marc Gilson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,338,975
PEO | Jean-Marc Gilson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jean-Marc Gilson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,000)
PEO | Jean-Marc Gilson [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,999,299)	5,257,135	1,806,495	1,241,432	1,135,778
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,974,978	4,402,867	2,617,143	2,072,884	3,345,372
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,643,184)	3,470,786	1,711,046	1,142,322	317,739
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,709	1,077,703	297,275	100,900	(139,909)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,691,599)	(3,006,741)	(2,205,533)	(1,510,334)	(1,758,932)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (744,203)	$ (687,480)	$ (613,436)	$ (564,340)	$ (628,492)